Share Based Payments - Option activity (Details)	12 Months Ended
Dec. 31, 2023 shares £ / shares
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	9,809,788
Granted (in shares) | shares	2,946,265
Exercised (in shares) | shares	(2,294,497)
Forfeited (in shares) | shares	(1,003,584)
Ending balance (in shares) | shares	9,457,972
Exercisable (in shares) | shares	4,856,059
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.04
Granted, weighted average exercise price (GBP per share) | £ / shares	0.14
Exercised, weighted average exercise price (GBP per share) | £ / shares	0.02
Forfeited, weighted average exercise price (GBP per share) | £ / shares	0.01
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.08
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.08
Performance share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares) | shares	877,704
Granted (in shares) | shares	1,350,482
Exercised (in shares) | shares	(39,304)
Forfeited (in shares) | shares	(239,192)
Ending balance (in shares) | shares	1,949,690
Exercisable (in shares) | shares	0
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.00
Granted, weighted average exercise price (GBP per share) | £ / shares	0
Exercised, weighted average exercise price (GBP per share) | £ / shares	0
Forfeited, weighted average exercise price (GBP per share) | £ / shares	0
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.00